Parent Company Information - Summary of Condensed Statements Of Comprehensive Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Expense
Interest expense	₩ 17,003,362	$ 13,170,997	₩ 9,272,252	[1]	₩ 3,981,306	[2]
Profit before income tax expense	6,170,449	4,779,700	5,449,744	[1]	6,081,606	[2]
Income tax benefit	(1,607,018)	(1,244,814)	(1,518,343)	[1]	(1,697,225)	[2]
Profit for the year	4,563,431	3,534,886	3,931,401	[1]	4,384,381	[2]
Other comprehensive gain(loss) for the year, net of tax	1,066,624	826,219	123,168	[1]	222,758	[2]
Total comprehensive income for the year	5,630,055	$ 4,361,105	4,054,569	[1]	4,607,139	[2]
Parent Company
Income
Dividends from subsidiaries	2,192,380		1,871,223		1,617,949
Interest from subsidiaries	31,257		17,310		7,897
Other income	120,699		52,777		30,953
Total income	2,344,336		1,941,310		1,656,799
Expense
Interest expense	99,980		112,353		120,469
Non-interest expense	107,355		159,708		99,745
Total expense	207,335		272,061		220,214
Profit before income tax expense	2,137,001		1,669,249		1,436,585
Income tax benefit	(15,757)		15,263		2,281
Profit for the year	2,121,244		1,684,512		1,438,866
Other comprehensive gain(loss) for the year, net of tax	(962)		2,483		(298)
Total comprehensive income for the year	₩ 2,120,282		₩ 1,686,995		₩ 1,438,568

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.